Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing key parameters (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	$ (1,000)
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
Baseline ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Baseline ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
Baseline ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
Baseline ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Baseline ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
Baseline ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Baseline ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
Baseline ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Baseline ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	6,000
Baseline ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Baseline ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Baseline ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Upside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Upside ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
Upside ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
Upside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Upside ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Upside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
Upside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
Upside ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
Upside ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
Upside ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Upside ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
Upside ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(29,000)
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	39,000
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	88,000
Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(30,000)
Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(17,000)
Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	21,000
Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	47,000
Mild downside ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
Mild downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
Mild downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(10,000)
Mild downside ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(14,000)
Mild downside ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	50,000
Mild downside ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	24,000
Mild downside ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(26,000)
Mild downside ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(46,000)
Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(9,000)
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	11,000
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	23,000
Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(48,000)
Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(27,000)
Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	31,000
Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	68,000
Severe downside ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	17,000
Severe downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
Severe downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(8,000)
Severe downside ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(16,000)
Severe downside ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	73,000
Severe downside ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	34,000
Severe downside ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(31,000)
Severe downside ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(31,000)
Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	6,000
Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(6,000)
Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	14,000
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	18,000
Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	10,000
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	24,000
Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	12,000
Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(11,000)
Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	6,000
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Upside ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Upside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	1,000
UBS AG | Upside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
UBS AG | Upside ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
UBS AG | Upside ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
UBS AG | Upside ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Upside ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(1,000)
UBS AG | Upside ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
UBS AG | Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
UBS AG | Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
UBS AG | Upside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	0
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(29,000)
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	39,000
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	88,000
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(30,000)
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(17,000)
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	21,000
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	47,000
UBS AG | Mild downside ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
UBS AG | Mild downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
UBS AG | Mild downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(10,000)
UBS AG | Mild downside ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(14,000)
UBS AG | Mild downside ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	50,000
UBS AG | Mild downside ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	24,000
UBS AG | Mild downside ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(26,000)
UBS AG | Mild downside ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(46,000)
UBS AG | Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Mild downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(9,000)
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	11,000
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	23,000
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(48,000)
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(27,000)
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	31,000
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	68,000
UBS AG | Severe downside ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	17,000
UBS AG | Severe downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
UBS AG | Severe downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(8,000)
UBS AG | Severe downside ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(16,000)
UBS AG | Severe downside ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	73,000
UBS AG | Severe downside ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	34,000
UBS AG | Severe downside ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(31,000)
UBS AG | Severe downside ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(31,000)
UBS AG | Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	6,000
UBS AG | Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
UBS AG | Severe downside ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(6,000)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	14,000
UBS AG | Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
UBS AG | Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
UBS AG | Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
UBS AG | Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	18,000
UBS AG | Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	10,000
UBS AG | Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
UBS AG | Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	24,000
UBS AG | Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	12,000
UBS AG | Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(11,000)
UBS AG | Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	$ (3,000)